AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 13, 2015.

No. 811-22995

No. 333-198603

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __	☐

Post-Effective Amendment No. 1	☒

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 2	☒

(Check appropriate box or boxes)

TRIMTABS ETF TRUST

(Exact Name of Registrant as Specified in Charter)

3 Harbor Way

Suite 112

Sausalito, CA 94965

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  415.887.9225

Name and Address of Agent for Service:	With a copy to:
Stellar Corporate Services LLC	Stacy L. Fuller
3500 South Dupont Highway	K&L Gates LLP
Dover, County of Kent, Delaware 19901	1601 K Street NW
Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box)

[ X ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s prospectus that was filed with the Securities and Exchange Commission in the Registrant’s registration statement on December 15, 2014.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 1 to the registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Sausalito and State of California, on the 9th day of January 2015.

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By:	/s/ Charles Biderman
Charles Biderman
President

Pursuant to the requirements of the 1933 Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Charles Biderman	President and Trustee	January 9, 2015
Charles Biderman

/s/ Jeanette Kirazian	Principal Financial Officer	January 9, 2015
Jeanette Kirazian

/s/ Stephen J. Posner*	Trustee	January 9, 2015
Stephen J. Posner

/s/ Theodore M. Theodore*	Trustee	January 9, 2015
Theodore M. Theodore

/s/ Stacy L. Fuller

* Signatures affixed by Stacy L. Fuller on January 9, 2015 pursuant to a power of attorney filed herewith.

Exhibit Index

Type	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase